Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,039,457,109.12
Previously Paid Amount	0.00
Total Fee Amount	91,860.00
Total Offset Amount	$ 67,280.88
Narrative Disclosure
Net Fee	$ 24,579.12
Narrative - Max Aggregate Offering Price	$ 600,000,000.00
Final Prospectus	true